Cash and balances with banks (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Cash and due from banks in domestic currency		R$ 14,850,622	R$ 17,747,628
Cash and due from banks in foreign currency		6,433,495	6,096,396
Compulsory deposits with the Central Bank	[1]	87,317,302	83,757,533
Investments in gold		213	1,037
Total		R$ 108,601,632	R$ 107,602,594

[1]	Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.